FVM - Financial instruments not measured at fair value (Narrative) (Detail) - Not Later Than Three Months [Member]	Dec. 31, 2017
Cash and balances with central banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Due from banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	95.00%
Cash collateral on securities borrowed
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Reverse repurchase agreements
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	81.00%
Cash collateral receivables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Loans
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	51.00%
Financial assets held to maturity
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	0.00%
Due to banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	86.00%
Cash collateral on securities lent
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Repurchase agreements
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	96.00%
Cash collateral payables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Due to customers
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	99.00%
Debt issued
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	13.00%
UBS AG | Cash and balances with central banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Due from banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	95.00%
UBS AG | Cash collateral on securities borrowed
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Reverse repurchase agreements
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	81.00%
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Loans
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	51.00%
UBS AG | Financial assets held to maturity
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	0.00%
UBS AG | Due to banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	86.00%
UBS AG | Cash collateral on securities lent
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Repurchase agreements
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	96.00%
UBS AG | Cash collateral payables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Due to customers
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	99.00%
UBS AG | Debt issued
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	13.00%